Employee Benefit Plan, Description of Plan (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	100.00%
Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	6.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500
Minimum Age for Voluntary Catchup Contributions | yr	50
Employee Benefit Plan, Participant Contribution Pre-tax Maximum Annual Catch-Up Compensation Amount	$ 7,500
Employee Benefit Plan, Participant Contribution Special Pre-tax Maximum Annual Catch-Up Compensation Amount	11,250
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	$ 34,876,757
Employer match eligibility time frame	6 months
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
ParticipantContributionMaximumAnnualCompensationAmount	$ 42,000
Compensation Threshold Amount for Employer Qualified Non-Elective Contribution	$ 60,000
QNEC Eligibility Service Period, Years	1 year
QNEC Eligibility Service Period, Hours	1000 hours
EBP, Change in Net Asset Available for Benefit, Increase from Employer QNEC Contribution, Cash	$ 487,750
Employer Discretionary Contribution Amount	$ 0
EBP, Vesting Percentage Per Year	0.20
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable From Participant General Loan Maximum Borrowing Term	5 years
Primary residence, borrowing term	25 years
EBP, maximum number of outstanding loans per participant	two
EBP, Forfeited Nonvested Account	$ 20,405	$ 0
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	472,581
EBP, Forfeited Nonvested Account, Decrease from Qualified Non-elective Contributions	44,060
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	$ 247
Less than four years
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	50.00%
Four to nine years
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	100.00%
Ten to fourteen years
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	150.00%
Fifteen or more years
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	200.00%
Minimum [Member]
EBP, Description of Plan [Line Items]
Age for Special Voluntary Catchup Contributions [Domain] | yr	60
Employer Contribution, Qualified Non-Elective Contribution (QNEC) Maximum Applicable Amount	$ 300
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Employee Benefit Plan Involuntary Cash-out Distributions Distributed as Direct Rollover	$ 1,000
EBP, Vested balance of terminated employee that remains in plan unless directed by participant	$ 7,000
Maximum [Member]
EBP, Description of Plan [Line Items]
Age for Special Voluntary Catchup Contributions [Domain] | yr	63
Employer Contribution, Qualified Non-Elective Contribution (QNEC) Maximum Applicable Amount	$ 600
EBP, Asset Held for Investment, Participant Loan, Interest Rate	8.50%
Employee Benefit Plan Involuntary Cash-out Distributions Distributed as Cash	$ 1,000
Employee Benefit Plan Involuntary Cash-out Distributions Distributed as Direct Rollover	$ 7,000